Expense Example - Campbell Systematic Macro Fund	Jun. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 546
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,430
Expense Example, with Redemption, 10 Years	2,688
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	2,161
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	378
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,495
Expense Example, with Redemption, 10 Years	$ 3,169